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CHANNING INTRINSIC VALUE SMALL-CAP FUND
SUMMARY SECTION – CHANNING INTRINSIC VALUE SMALL-CAP FUND
Investment Objective
The investment objective of the Channing Intrinsic Value Small-Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CHANNING INTRINSIC VALUE SMALL-CAP FUND Institutional Class USD ($)
Exchange Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CHANNING INTRINSIC VALUE SMALL-CAP FUND Institutional Class
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	12.16%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	12.86%
Fee Waiver/Expense Reimbursement	(11.91%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	[1]
[1]	Channing Capital Management, LLC (“Channing” or the “Advisor”) has entered into an expense limitation agreement where it has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by Valued Advisers Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) of the daily net assets of the Fund’s Institutional Class shares. The expense limitation agreement will remain in place until May 31, 2023. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This expense limitation agreement may only be terminated by mutual consent of the Advisor and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the Fund’s operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CHANNING INTRINSIC VALUE SMALL-CAP FUND | Institutional Class | USD ($)	97	2,567	4,664	8,623

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the fiscal period from June 30, 2021 (commencement of operations) through January 31, 2022, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital appreciation. To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The Fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index, the Fund’s benchmark index. The Fund’s portfolio is selected utilizing the Advisor’s fundamental, bottom-up value investment philosophy that focuses on making concentrated investments in undervalued and neglected small cap companies that are broadly diversified across many market sectors.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting pandemic has disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Fund may be impacted by COVID-19, which may in turn impact the value of your investment.

●	Small Cap Risk. Small companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund’s ability to sell these securities.

●	Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

●	Focused Investment Risk. A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

●	Management Risk. Fund management’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

●	No History of Operations. The Fund is a newly formed mutual fund and has no history of operations.

●	Sector Focus Risk. The Advisor may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. Stocks within the same group of industries will decline in price due to sector-specific, market or economic developments. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.